ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accrued Liabilities and Other Liabilities [Abstract]
Liabilities related with the Smart ID acquisition (see note 8 c1)	$ 805	$ 805
Accrued marketing expenses	240	223
Professional services	283	553
Facilities	466	305
Legal contingent liability	60	60
Legal service providers	76	709
Other accrued expenses	2,739	1,820
Accrued expenses and other liabilities	$ 4,667	$ 4,475